Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,088	$ (6,145)	$ (2,986)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,641	1,667	1,682
Stock-based compensation	1,421	1,589	1,606
Provisions for obsolete inventories	1,328	642	1,527
Net gain recognized on long-term investments	(9,916)
Gain on sale of long-term investments		(20)	(948)
Gain on disposal of property and equipment, net	(6)	(137)	(1,726)
Deferred income taxes	(155)	40	(1,231)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,204)	(1,979)	(2,008)
Inventories	(2,286)	(697)	(1,140)
Prepaid expenses and other current assets	(1,031)	(139)	(6)
Deferred charges	(983)	(553)	(375)
Notes and accounts payable	2,122	(1,869)	996
Income tax payable	72	161	(2,065)
Accrued expenses and other current liabilities	(105)	186	(1,064)
Accrued pension liabilities	(20)	13	(4)
Other liabilities	(1)	3	(56)
Net cash used in operating activities	(8,035)	(7,238)	(7,798)
CASH FLOWS FROM INVESTING ACTIVITIES
Short-term investments	(11,197)	(8,505)	(28,797)
Property and equipment	(1,272)	(704)	(673)
(Increase) decrease in other assets	(12)	22	40
Sale of short-term investments	22,540	12,635	18,331
Disposal of long-term investments	2,582		5,982
Return of capital from long-term investments		1,163	17
Disposal of property and equipment	16	145	3,837
Net cash provided by (used in) investing activities	12,657	4,756	(1,263)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of treasury stock	(451)	(708)	(619)
Exercise of stock options	10	29	2
Issuance of ordinary shares under the Employee Stock Purchase Plan	86	84	73
Net cash used in financing activities	(355)	(595)	(544)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(374)	268	(261)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,893	(2,809)	(9,866)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	28,555	31,364	41,230
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	32,448	28,555	31,364
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 1,218	$ 818	$ 4,349